Trade and other receivables - Summary of trade and other receivables (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables
Trade and other receivables	₽ 7,445	₽ 6,162
Maximum
Trade and other receivables
Credit terms for receivables	30 days
Financial assets
Trade and other receivables
Trade and other receivables	₽ 7,192	5,783
Cash receivable from agents
Trade and other receivables
Trade and other receivables	₽ 2,208	2,748
Cash receivable from agents | Minimum
Trade and other receivables
Receivables, interest rate	20.00%
Cash receivable from agents | Maximum
Trade and other receivables
Receivables, interest rate	36.00%
Deposits issued to merchants
Trade and other receivables
Trade and other receivables	₽ 4,622	2,678
Commissions receivable
Trade and other receivables
Trade and other receivables	116	137
Other receivables
Trade and other receivables
Trade and other receivables	246	220
Advances issued
Trade and other receivables
Trade and other receivables	253	379
Gross carrying amount
Trade and other receivables
Trade and other receivables	7,729	6,451
Gross carrying amount | Financial assets
Trade and other receivables
Trade and other receivables	7,475	6,071
Gross carrying amount | Cash receivable from agents
Trade and other receivables
Trade and other receivables	2,358	2,947
Gross carrying amount | Deposits issued to merchants
Trade and other receivables
Trade and other receivables	4,639	2,690
Gross carrying amount | Commissions receivable
Trade and other receivables
Trade and other receivables	135	158
Gross carrying amount | Other receivables
Trade and other receivables
Trade and other receivables	343	276
Gross carrying amount | Advances issued
Trade and other receivables
Trade and other receivables	254	380
Expected credit loss allowance / Impairment
Trade and other receivables
Trade and other receivables	(284)	(289)
Expected credit loss allowance / Impairment | Financial assets
Trade and other receivables
Trade and other receivables	(283)	(288)
Expected credit loss allowance / Impairment | Cash receivable from agents
Trade and other receivables
Trade and other receivables	(150)	(199)
Expected credit loss allowance / Impairment | Deposits issued to merchants
Trade and other receivables
Trade and other receivables	(17)	(12)
Expected credit loss allowance / Impairment | Commissions receivable
Trade and other receivables
Trade and other receivables	(19)	(21)
Expected credit loss allowance / Impairment | Other receivables
Trade and other receivables
Trade and other receivables	(97)	(56)
Expected credit loss allowance / Impairment | Advances issued
Trade and other receivables
Trade and other receivables	₽ (1)	₽ (1)